Financing Transactions (Notes Payable) - Additional Information (Detail) (USD $)	12 Months Ended
	Feb. 02, 2013	Jan. 28, 2012	May 04, 2013	May 13, 2012	Apr. 28, 2012	Dec. 10, 2010
Debt Instrument [Line Items]
Loan and security agreement	$ 19,500,000	$ 250,000	$ 19,500,000		$ 250,000	$ 300,000
Convertible note payable				200,000
Repayment of notes payable	$ 50,000	$ 0